TANGIBLE ASSETS - Net impairment and derecognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of assets	$ (230)	$ (315)		$ (2)
Reversal of impairment of assets	38
Derecognition of assets	(35)	(4)		(4)
Net profit (loss) on disposal of assets	6	4		17
Net impairment, derecognition of assets and profit (loss) on disposal	(221)	(315)	[1],[2]	11	[1],[2]
Tangible Assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of assets	(220)	(290)		(2)
Reversal of impairment of assets	35
Derecognition of assets	(36)	(3)		(4)
Net profit (loss) on disposal of assets	6	4		17
Net impairment, derecognition of assets and profit (loss) on disposal	(215)	(289)		11
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of assets	(10)	(17)		0
Reversal of impairment of assets	3
Derecognition of assets	1	(1)		0
Net profit (loss) on disposal of assets	0	0		0
Net impairment, derecognition of assets and profit (loss) on disposal	(6)	(18)		0
Goodwill
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of assets	0	(8)		0
Reversal of impairment of assets	0
Derecognition of assets	0	0		0
Net profit (loss) on disposal of assets	0	0		0
Net impairment, derecognition of assets and profit (loss) on disposal	$ 0	$ (8)		$ 0

[1]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.